Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Income taxes arising from net unrealized holding gain on investments	$ 76	$ 106	$ (5)
Income tax (benefit) arising from reclassification adjustment for loss (gain) reported in net income	(49)	182	125
Pre-taxloss (gain) of reclassification adjustment for gain reported in net income	$ 139	$ (521)	$ (358)